Settlement with Former Director	9 Months Ended
Sep. 23, 2012
Settlement with Former Director

14. SETTLEMENT WITH FORMER DIRECTOR

In June 2011, the Company entered into a settlement agreement with a former director. The settlement agreement provided the Company pay the former director a settlement of $175 and a special dividend of approximately $53 on shares issued upon exercise of stock options. The settlement was paid on June 16, 2011.

Prior to the settlement being paid, the former director exercised his stock options and purchased 30,209 shares of common stock. As part of the settlement, the Company granted a one-time put option for $14.48 per share for the 30,209 shares purchased. At anytime from June 15, 2012, to August 13, 2012, the former director may by written notice require the Company to repurchase all or a portion of these shares at a price of $14.48 per share. The Company reviewed this arrangement and determined that the stock be considered temporary equity and classified as common stock subject to put options. The Company recorded the common stock subject to put options at fair value on the date of issuance totaling $426 which was reclassified from stockholders equity to temporary equity, including $70 recorded as settlement expense. This fair value was determined by adding $70, the excess of the aggregate put price of the shares over the aggregate fair value of the shares at the issue date, discounted for the period from the issue date through the expected exercise date, to $356, the aggregate fair value of the shares at the date of the settlement, for a total fair value at the issue date of $426. The fair value per share of the stock at the date of the settlement agreement of $11.78 was determined by the most recent quarterly contemporaneous valuation performed by the board of directors. The common stock subject to the put option is reflected as common stock subject to put option on the accompanying balance sheet. The Company will accrete changes in fair value to the redemption value over the period from the date of issuance to the earliest redemption date on a straight line basis. At December 25, 2011 the recorded balance of $432 consisted of the aforementioned $426 and accretion of $6 from the date of the settlement agreement to December 25, 2011. On August 13, 2012 the put option expired and $432 was reclassed from temporary equity.